Segment Information (Tables)	9 Months Ended
Sep. 30, 2020
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

PRC	2,655,953	4,258,416
USA	3,540,740	2,661,423
Total	6,196,693	6,919,839